Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes [Line Items]
Net Operating Loss Carry forwards	$ 28,700,000
Expiration Dates	2025
Research and Development Tax Credit	400,000
Research & development tax credit carryforwards expiration date	2024
U.S. Federal Statute Of Limitations Remains Open For Year	2005 and onward
Income Tax Examination Description	We currently have no federal income tax returns under examination. U.S. state jurisdictions have statutes of limitation generally ranging from three to seven years. We currently have no state income or franchise tax returns under examination. We currently do not file tax returns in any foreign tax jurisdiction.
Unrecognized Tax Benefits Net Increases Decreases Resulting From Current Period Tax Positions	0
Windfall Stock Compensation Deductions	$ 165,000
Minimum
Income Taxes [Line Items]
Income Tax Examination Statute Of Limitations Period	3 years
Maximum
Income Taxes [Line Items]
Income Tax Examination Statute Of Limitations Period	7 years